Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$596,842.60

Principal:
Principal Collections	$10,094,109.46
Prepayments in Full	$3,860,498.66
Liquidation Proceeds	$90,105.84
Recoveries	$58,386.84
Sub Total	$14,103,100.80
Collections	$14,699,943.40

Purchase Amounts:
Purchase Amounts Related to Principal	$448,145.23
Purchase Amounts Related to Interest	$2,484.00
Sub Total	$450,629.23

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,150,572.63

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,150,572.63
Servicing Fee	$154,631.44	$154,631.44	$0.00	$0.00	$14,995,941.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,995,941.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,995,941.19
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,995,941.19
Interest - Class A-4 Notes	$80,818.78	$80,818.78	$0.00	$0.00	$14,915,122.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,915,122.41
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$14,847,239.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,847,239.74
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$14,795,938.49
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,795,938.49
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$14,734,113.91
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,734,113.91
Regular Principal Payment	$14,120,384.08	$14,120,384.08	$0.00	$0.00	$613,729.83
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$613,729.83
Residual Released to Depositor	$0.00	$613,729.83	$0.00	$0.00	$0.00
Total		$15,150,572.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,120,384.08
Total					$14,120,384.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,120,384.08	$137.84	$80,818.78	$0.79	$14,201,202.86	$138.63
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$14,120,384.08	$8.77	$261,827.28	$0.16	$14,382,211.36	$8.93

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$68,297,556.43	0.6667079	$54,177,172.35	0.5288674
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$178,797,556.43	0.1110378	$164,677,172.35	0.1022687

Pool Information
Weighted Average APR	3.803%	3.809%
Weighted Average Remaining Term	22.59	21.88
Number of Receivables Outstanding	21,165	20,275
Pool Balance	$185,557,732.86	$170,817,985.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$178,797,556.43	$164,677,172.35
Pool Factor	0.1125836	0.1036406

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$6,140,813.04
Targeted Overcollateralization Amount	$6,140,813.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,140,813.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$246,888.28
(Recoveries)		132	$58,386.84
Net Loss for Current Collection Period			$188,501.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2190%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6741%
Second Prior Collection Period			1.2024%
Prior Collection Period			0.4932%
Current Collection Period			1.2695%
Four Month Average (Current and Prior Three Collection Periods)			0.9098%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,313	$12,140,310.68
(Cumulative Recoveries)			$2,233,373.74
Cumulative Net Loss for All Collections Periods			$9,906,936.94
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6011%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,923.07
Average Net Loss for Receivables that have experienced a Realized Loss			$1,569.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.20%	338	$3,763,594.34
61-90 Days Delinquent	0.31%	38	$529,356.30
91-120 Days Delinquent	0.06%	7	$99,946.62
Over 120 Days Delinquent	0.45%	53	$762,347.49
Total Delinquent Receivables	3.02%	436	$5,155,244.75

Repossession Inventory:
Repossessed in the Current Collection Period		19	$265,192.47
Total Repossessed Inventory		27	$383,815.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4664%
Prior Collection Period			0.4867%
Current Collection Period			0.4834%
Three Month Average			0.4788%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	October 2017
Payment Date	11/15/2017
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer